Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Capital Measurement	Capital, as defined above, is summarized in the following table:

	2023	2022
		(Recast - Note 13c)
Equity	$624,655	$495,895
Long-term debt	377,831	378,434
	1,002,486	874,329
Less: Cash	(194,622)	(299,461)
Total	$807,864	$574,868